Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
SEC Form	dei_DocumentType	497
Period end date	dei_DocumentPeriodEndDate	Sep. 30, 2023
Registrant Name	dei_EntityRegistrantName	CALVERT IMPACT FUND INC
Registrant CIK	dei_EntityCentralIndexKey	0001121624
Investment Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Calvert Global Energy Solutions Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	These returns reflect the maximum current sales charge for Class A (5.25%) and any applicable contingent deferred sales charge (“CDSC”) for Class C.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return Before Taxes and/or Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.
Performance Table Closing	rr_PerformanceTableClosingTextBlock

These returns reflect the maximum current sales charge for Class A (5.25%) and any applicable contingent deferred sales charge (“CDSC”) for Class C. Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase.  The average annual total returns listed for Class C reflect conversion to Class A shares after eight years.  Prior to November 5, 2020, Class C shares automatically converted to Class A shares ten years after purchase.  Effective October 4, 2016, the Fund changed its investment objective and principal investment strategies to track the Calvert Global Energy Research Index and implement the Calvert Principles. Prior to October 4, 2016, the Fund employed an active management strategy.  The Calvert Global Energy Research Spliced Benchmark is comprised of the Alerian Global Alternative Energy Index (formerly the Ardour Global Alternative Energy Index) prior to October 4, 2016, and the Calvert Global Energy Research Index thereafter.  The Calvert Global Energy Research Index incepted on July 15, 2016.

Source for the MSCI ACWI: MSCI.  MSCI data may not be reproduced or used for any other purpose.  MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.  Investors cannot invest directly in an Index.

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return Before Taxes and/or Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of December 31, 2023
Calvert Global Energy Solutions Fund | MSCI ACWI
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects net dividends, which reflects the deduction of withholding taxes)
One Year	rr_AverageAnnualReturnYear01	22.20%
Five Years	rr_AverageAnnualReturnYear05	11.71%
Ten Years	rr_AverageAnnualReturnYear10	7.92%
Calvert Global Energy Solutions Fund | Calvert Global Energy Research Spliced Benchmark
Prospectus [Line Items]	rr_ProspectusLineItems
One Year	rr_AverageAnnualReturnYear01	6.37%
Five Years	rr_AverageAnnualReturnYear05	16.20%
Ten Years	rr_AverageAnnualReturnYear10	7.92%
Calvert Global Energy Solutions Fund | Calvert Global Energy Research Index
Prospectus [Line Items]	rr_ProspectusLineItems
One Year	rr_AverageAnnualReturnYear01	6.37%
Five Years	rr_AverageAnnualReturnYear05	16.20%
Calvert Global Energy Solutions Fund | Alerian Global Alternative Energy Index (Composite)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
One Year	rr_AverageAnnualReturnYear01	14.96%
Five Years	rr_AverageAnnualReturnYear05	25.29%
Ten Years	rr_AverageAnnualReturnYear10	12.63%
Calvert Global Energy Solutions Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
One Year	rr_AverageAnnualReturnYear01	(0.12%)
Five Years	rr_AverageAnnualReturnYear05	13.43%
Ten Years	rr_AverageAnnualReturnYear10	4.53%
Calvert Global Energy Solutions Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
One Year	rr_AverageAnnualReturnYear01	(0.12%)
Five Years	rr_AverageAnnualReturnYear05	13.41%
Ten Years	rr_AverageAnnualReturnYear10	4.47%
Calvert Global Energy Solutions Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
One Year	rr_AverageAnnualReturnYear01	0.26%
Five Years	rr_AverageAnnualReturnYear05	10.95%
Ten Years	rr_AverageAnnualReturnYear10	3.68%
Calvert Global Energy Solutions Fund | Class C
Prospectus [Line Items]	rr_ProspectusLineItems
One Year	rr_AverageAnnualReturnYear01	3.60%
Five Years	rr_AverageAnnualReturnYear05	13.82%
Ten Years	rr_AverageAnnualReturnYear10	4.40%
Calvert Global Energy Solutions Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
One Year	rr_AverageAnnualReturnYear01	5.65%
Five Years	rr_AverageAnnualReturnYear05	14.95%
Ten Years	rr_AverageAnnualReturnYear10	5.43%
Calvert Global Water Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Document Effective Date	dei_DocumentEffectiveDate	Oct. 03, 2024
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	These returns reflect the maximum current sales charge for Class A (5.25%) and any applicable contingent deferred sales charge (“CDSC”) for Class C.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return Before Taxes and/or Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.
Performance Table Closing	rr_PerformanceTableClosingTextBlock

These returns reflect the maximum current sales charge for Class A (5.25%) and any applicable contingent deferred sales charge (“CDSC”) for Class C.  Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase.  The average annual total returns listed for Class C reflect conversion to Class A shares after eight years.  Prior to November 5, 2020, Class C shares automatically converted to Class A shares ten years after purchase.  Effective April 11, 2016, the Fund changed its investment objective and principal investment strategies to track the Calvert Global Water Research Index and implement The Calvert Principles for Responsible Investment. Prior to April 11, 2016, the Fund employed an active management strategy.  The Calvert Global Water Research Spliced Benchmark is comprised of the S-Network Global Water Index prior to May 31, 2016, and the Calvert Global Water Research Index thereafter.  The Calvert Global Water Research Index incepted on February 5, 2016.

Source for the MSCI ACWI: MSCI.  MSCI data may not be reproduced or used for any other purpose.  MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Investors cannot invest directly in an Index.

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return Before Taxes and/or Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of December 31, 2023
Calvert Global Water Fund | MSCI ACWI
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects net dividends, which reflects the deduction of withholding taxes)
One Year	rr_AverageAnnualReturnYear01	22.20%
Five Years	rr_AverageAnnualReturnYear05	11.71%
Ten Years	rr_AverageAnnualReturnYear10	7.92%
Calvert Global Water Fund | Calvert Global Water Research Spliced Benchmark
Prospectus [Line Items]	rr_ProspectusLineItems
One Year	rr_AverageAnnualReturnYear01	19.62%
Five Years	rr_AverageAnnualReturnYear05	12.71%
Ten Years	rr_AverageAnnualReturnYear10	8.70%
Calvert Global Water Fund | Calvert Global Water Research Index
Prospectus [Line Items]	rr_ProspectusLineItems
One Year	rr_AverageAnnualReturnYear01	19.62%
Five Years	rr_AverageAnnualReturnYear05	12.71%
Calvert Global Water Fund | S-Network Global Water Index
Prospectus [Line Items]	rr_ProspectusLineItems
One Year	rr_AverageAnnualReturnYear01	17.10%
Five Years	rr_AverageAnnualReturnYear05	10.01%
Ten Years	rr_AverageAnnualReturnYear10	7.65%
Calvert Global Water Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
One Year	rr_AverageAnnualReturnYear01	12.09%
Five Years	rr_AverageAnnualReturnYear05	10.17%
Ten Years	rr_AverageAnnualReturnYear10	4.78%
Calvert Global Water Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
One Year	rr_AverageAnnualReturnYear01	11.54%
Five Years	rr_AverageAnnualReturnYear05	9.94%
Ten Years	rr_AverageAnnualReturnYear10	4.37%
Calvert Global Water Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
One Year	rr_AverageAnnualReturnYear01	7.75%
Five Years	rr_AverageAnnualReturnYear05	8.17%
Ten Years	rr_AverageAnnualReturnYear10	3.70%
Calvert Global Water Fund | Class C
Prospectus [Line Items]	rr_ProspectusLineItems
One Year	rr_AverageAnnualReturnYear01	16.37%
Five Years	rr_AverageAnnualReturnYear05	10.53%
Ten Years	rr_AverageAnnualReturnYear10	4.73%
Calvert Global Water Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
One Year	rr_AverageAnnualReturnYear01	18.55%
Five Years	rr_AverageAnnualReturnYear05	11.64%
Ten Years	rr_AverageAnnualReturnYear10	5.71%